Revenues - Schedule of Revenues Disaggregated by Service Lines and Timing of Revenue Recognition (Details)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,010,817	$ 2,367,181	$ 685,820	$ 5,022,071
Software development service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	3,010,817	2,367,181	685,820	4,532,571
Consulting and technical support services [Member]
Disaggregation of Revenue [Line Items]
Total revenues				133,100
Product sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues				356,400
Services and deliverables transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenues				356,400
Services and deliverables transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,010,817	$ 2,367,181	$ 685,820	$ 4,665,671